                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, STATED.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
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Check here if an Amendment / /;  Amendment Number:
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          This Amendment (check only one): / / is a restatement.
                                           / / adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     GL Partners IV, LLC
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Address:  c/o Avenue Capital Management II, L.P.
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          535 Madison Avenue, 15th Floor
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          New York, New York 10022
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Form 13F File Number: 028-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:     Marc Lasry
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Title:    Managing Member
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Phone:    (212)850-7511
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SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ Marc Lasry              New York, New York          February 14, 2007
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  [Signature]                 [City, State]                 [Date]

REPORT TYPE:

/ /  13F HOLDINGS REPORT
/X/  13F NOTICE
/ /  13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

    Form 13F File Number        Name

    028-10797                   Marc Lasry
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    [Repeat as necessary.]